S-K 1602(a)(4) Forepart, Adjusted NTBV - $ / shares		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share		$ 10.00
Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 7.18
Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.18
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	6.60
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.40
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	6.60
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.40
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	5.72
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.28
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	5.71
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.29
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	4.23
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.77
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	4.20
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.80
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	1.16
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.84
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Adjusted, per Share	1.03
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.97
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.14)
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.12)
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.32
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.30
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.74
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.72
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.86
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.83
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.37
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.32
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	1.30
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	1.15
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.18
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.18
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.60
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.60
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.72
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.71
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.23
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.20
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	1.16
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 1.03